Fair Value of Financial Assets and Liability - Financial Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Dec. 31, 2017
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Expected dividend yield (as a percent)	0.00%		0.00%
2017 Series A Investor Instrument
Roll forward of the fair value of financial liabilities
Fair value upon initial closing, net		$ 328	$ 328
Fair value at the end of the period		$ 328
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Exercise Price	$ 1.00
Fair Value	$ 1.39
Expected term		3 months 15 days
Expected volatility (as a percent)	82.00%
Expected interest rate (as a percent)	0.76%